GENERAL	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:  GENERAL

a.
PainReform Ltd. ("the Company") was incorporated and started business operations in November 2007. The Company is a clinical stage specialty pharmaceutical company focused on the reformulation of established therapeutics. The Company’s proprietary extended-release drug-delivery system is designed to provide an extended period of post-surgical pain relief without the need for repeated dose administration while reducing the potential need for the use of opiates.

b.	Liquidity

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred significant losses and negative cash flows from operations and incurred losses of $4,489 and $3,517 for the six-month periods ended on June 30, 2023 and 2022, respectively. During the six months ended June 30, 2023, and 2022, the Company had negative operating cash outflows of $3,955, and $2,699, respectively. The Company expects to continue to incur losses and negative cash flows from operations until its product reaches profitability. As of June 30, 2023, the Company’s accumulated deficit was $37,008. The Company has funded its operations to date primarily through equity financing and has cash on hand (including restricted cash and deposits) in the amount of $6,162 as of June 30, 2023.

In July 2023, the Company consummated two registered direct offerings of Ordinary Shares and simultaneous private placements of warrants in the amount of $4.2 million, the net proceeds were $3.6 million (Note 9).

The Company expects to continue incurring losses, and negative cash flows from operations until its product, PRF-110, reaches commercial profitability. As a result of the initiation of the Company's Phase III clinical trial, along with its current cash position, the Company does not have sufficient resources to fund operations until the end of its Phase III study, nor to continue as a going concern for at least one year from the issuance date of these financial statements.

Management's plans include continued capital raising through the sale of additional equity securities, debt, or capital inflows from strategic partnerships. There are no assurances, however, that the Company will successfully obtain the level of financing needed for its operations. If the Company is unsuccessful in raising capital, it may need to reduce activities, curtail, or abandon some or all of its operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of this uncertainty.

c.
The Company’s supplier of the API (active pharmaceutical ingredient) has received a deficiency notice from the FDA related to its Drug Master File (DMF). The DMF is the file on record with FDA representing the manufacturing process and facility for the production of the API. As a result, the second part of Phase 3 trial is expected to commence once the FDA completes the review of the information provided by the supplier to the FDA and the deficiency notice has been resolved. None of the issues raised relate to the Company’s PRF-110 product.

d.
The Company reports its financial results in U.S. dollars. A portion of research, development, general and administrative expenses of our Israeli operations are incurred in New Israeli Shekel ("NIS"). As a result, the Company is exposed to exchange rate risks that may materially and adversely affect our financial results. If the NIS appreciates against the U.S. dollar, or if the value of the NIS declines against the U.S. dollar, at a time when the rate of inflation in the cost of Israeli goods and services exceeds the rate of decline in the relative value of the NIS, then the U.S. dollar-denominated cost of our operations in Israel would increase and our results of operations could be materially and adversely affected. Inflation in Israel compounds the adverse impact of a devaluation of the NIS against the U.S. dollar by further increasing the amount of our Israeli expenses. Israeli inflation may also (in the future) outweigh the positive effect of any appreciation of the U.S. dollar relative to the NIS, if and to the extent that, it outpaces or precedes such appreciation. The Israeli rate of inflation did not have a material adverse effect on our financial condition during the six months ended June 30, 2023 and 2022, respectively. Given our general lack of currency hedging arrangements to protect us from fluctuations in the exchange rates of the NIS in relation to the U.S. dollar (and/or from inflation of such non-U.S. currencies), the Company may be exposed to material adverse effects from such movements. the Company cannot predict any future trends in the rate of inflation in Israel or the rate of devaluation (if any) of the U.S. dollar against the NIS.

e.	In June 2023, the Company effected a reverse share split of its shares at the ratio of 1-for-10 (Note 4d)

f.
U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the military conflict between Russia and Ukraine. The conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets. Any of the abovementioned factors could affect our business, prospects, financial condition, and operating results. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict.